Leases - Schedule of Supplemental Cash Flow Information (Details)	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Cash flows from operating activities - operating leases	$ 19,916
Right-of-use assets obtained in exchange for lease obligations: Operating leases	$ 17,066